General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis MO  63128


                                September 7, 2005
VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

         Re:      General American Separate Account Two
                  File No. 811-02162
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Commissioners:

         Semi-Annual Reports dated June 30, 2005 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the General American Separate Account Two of General American Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The semi-annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

                                        Sincerely,

                                        /s/Michele H. Abate
                                        Michele H. Abate
                                        Assistant General Counsel
                                        Metropolitan Life Insurance Company